Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Amortized cost	$ 241,789	$ 157,208
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	239,375	154,100
Non-investment grade	790	875
Impaired	134	143
Carrying amount of securities measured at FVOCI subject to impairment	240,299	155,118
Items not subject to impairment	1,496	1,242
Carrying amount of securities measured at FVOCI	241,795	156,360
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	99,673	99,224
Non-investment grade	1,267	1,048
Amount before allowance for credit losses	100,940	100,272
Allowance for credit losses	14	14
Amortized cost	100,926	100,258
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	239,375	154,100
Non-investment grade	786	875
Carrying amount of securities measured at FVOCI subject to impairment	240,161	154,975
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	99,673	99,224
Non-investment grade	1,098	856
Amount before allowance for credit losses	100,771	100,080
Allowance for credit losses	8	6
Amortized cost	100,763	100,074
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	4
Carrying amount of securities measured at FVOCI subject to impairment	4
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	169	192
Amount before allowance for credit losses	169	192
Allowance for credit losses	6	8
Amortized cost	163	184
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	134	143
Carrying amount of securities measured at FVOCI subject to impairment	$ 134	$ 143